UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt

Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2015

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (a)		481,806	$423,989
Containers & Packaging — 0.1%
Smurfit Kappa Group PLC		54,513	1,315,975
Diversified Consumer Services — 0.2%
Cengage Thomson Learning (a)		49,549	1,793,079
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd. (a)		756,012,055	4,732,635
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	12,593
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		286,757	3
Health Care Providers & Services — 0.0%
HealthSouth Corp.		1,101	38,667
Media — 0.0%
Adelphia Recovery Trust (a)		396,568	3,966
Adept Technology, Inc., Class A		400,000	2,800

			6,766
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd. (a)		803,254	2,101,291
Ainsworth Lumber Co. Ltd. (a)(b)		695,930	1,867,708
NewPage Holdings, Inc.		12,500	1,062,500
Western Forest Products, Inc.		211,149	447,886

			5,479,385
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	56,911
Software — 0.3%
HMH Holdings/EduMedia (a)		147,998	2,696,524
Total Common Stocks — 2.0%			16,556,527

Asset-Backed Securities (b)(c)	Par (000)
ACAS CLO Ltd., Series 2013-1A, Class D, 3.83%, 4/20/25	USD	750	725,625
ALM Loan Funding, Series 2013-7RA:
Class C, 3.68%, 4/24/24		1,310	1,263,819
Class D, 5.23%, 4/24/24		1,150	1,098,563
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		1,300	1,251,667
Carlyle Global Market Strategies CLO Ltd. :
Series 2012-4A, Class D, 4.73%, 1/20/25		900	901,987
Carlyle Global Market Strategies CLO Ltd. (concluded):
Series 2013-1A, Class C, 4.23%, 2/14/25	USD	250	$246,432
CFIP CLO Ltd., Series 2013-1A, Class D, 3.98%, 4/20/24		1,500	1,432,299
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23		1,170	1,160,693
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25		555	533,297
OZLM Funding Ltd., Series 2012-2A, Class C, 4.57%, 10/30/23		500	501,379
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25		750	737,320
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23		650	651,748
Total Asset-Backed Securities — 1.3%			10,504,829

Corporate Bonds
Aerospace & Defense — 0.5%
DigitalGlobe, Inc., 5.25%, 2/01/21		1,017	999,202
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		1,150	1,256,375
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		347	379,098
Transdigm, Inc. (b)(d):
6.00%, 7/15/22		895	901,713
6.50%, 7/15/24		850	862,750

			4,399,138
Airlines — 1.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	739,269
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,195	3,338,775
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,545,350
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		266	305,433
United Continental Holdings, Inc., 6.00%, 12/01/20		1,040	1,084,200

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	95	$97,902
Series 2013-1, Class B, 5.38%, 11/15/21		2,325	2,383,125
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		1,295	1,337,242

			11,831,296
Auto Components — 1.9%
Affinia Group, Inc., 7.75%, 5/01/21		1,200	1,281,000
Autodis SA, 6.50%, 2/01/19	EUR	100	141,637
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	100	177,048
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19	USD	1,341	1,465,042
8.25%, 6/15/21		1,440	1,641,600
Dana Holding Corp., 6.75%, 2/15/21		180	194,850
Delphi Corp., 6.13%, 5/15/21		380	423,225
Grupo Antolin Dutch BV, 4.75%, 4/01/21	EUR	208	288,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	145	146,631
4.88%, 3/15/19		4,609	4,718,464
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	569	1,073,320
5.63%, 2/01/23 (b)	USD	425	446,250
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		470	513,475
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	100	146,539
Schaeffler Holding Finance BV:
2.75%, 5/15/19		495	673,196
6.88%, (6.88% Cash or 7.63% PIK), 8/15/18 (b)(e)	USD	1,195	1,262,219
6.88%, (6.88% Cash) 8/15/18 (e)	EUR	385	554,333
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	610	630,587
Venture Holdings Co. LLC (a)(f):
12.00%, 7/01/49		5,150	1
Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Venture Holdings Co. LLC (a)(f) (concluded):
Series B, 9.50%, 7/01/05	USD	5,125	$1

			15,777,731
Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		327	353,978
Automobiles — 0.4%
Ford Motor Co., 4.25%, 11/15/16 (g)		478	914,474
General Motors Co. (b):
4.88%, 10/02/23		495	518,513
6.25%, 10/02/43		1,345	1,528,256

			2,961,243
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		87	100,050
Building Products — 1.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		420	434,700
BMBG Bond Finance SCA, 5.33%, 10/15/20 (c)	EUR	245	336,476
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	639	683,730
Building Materials Corp. of America, 6.75%, 5/01/21 (b)		1,230	1,328,400
Cemex Finance LLC, 6.00%, 4/01/24 (b)		1,290	1,323,862
Cemex SAB de CV, 5.88%, 3/25/19 (b)		260	270,400
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	782,550
Ply Gem Industries, Inc., 6.50%, 2/01/22 (b)		1,755	1,719,900
USG Corp., 9.75%, 1/15/18		980	1,174,775

			8,054,793
Capital Markets — 0.4%
American Capital Ltd., 6.50%, 9/15/18 (b)		1,070	1,144,900
Blackstone CQP Holdco LP, 2.32%, 3/18/19		861	867,786
E*Trade Financial Corp. (g)(h):
0.00%, 8/31/19 (b)		593	1,171,175
Series A, 0.00%, 8/31/19		100	197,500

			3,381,361
Chemicals — 2.7%
Ashland, Inc., 3.88%, 4/15/18		730	750,075

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Axiall Corp., 4.88%, 5/15/23 (b)	USD	39	$38,708
Celanese US Holdings LLC, 5.88%, 6/15/21		324	357,615
Chemtura Corp., 5.75%, 7/15/21		221	227,906
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)(g)		6,039	13,890,643
Huntsman International LLC:
4.88%, 11/15/20		40	41,200
8.63%, 3/15/21		1,195	1,332,425
5.13%, 4/15/21	EUR	428	603,970
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)	USD	740	765,900
6.50%, 8/15/18	EUR	224	319,850
5.75%, 2/15/19		470	661,983
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	331	353,342
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		30	30,300
NOVA Chemicals Corp., 8.63%, 11/01/19		188	201,630
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		405	421,200
Orion Engineered Carbons Bondco GmbH:
9.63%, 6/15/18 (b)		1,066	1,148,615
10.00%, 6/15/18	EUR	87	128,079
PolyOne Corp., 7.38%, 9/15/20	USD	80	87,300
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		374	383,817
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	100	146,198
7.38%, 5/01/21 (b)	USD	151	165,345

			22,056,101
Commercial Banks — 0.7%
CIT Group, Inc.:
5.00%, 5/15/17		950	1,015,313
5.25%, 3/15/18		1,434	1,539,757
6.63%, 4/01/18 (b)		295	329,663
5.50%, 2/15/19 (b)		3,099	3,346,920
Lloyds Bank PLC, 11.88%, 12/16/21 (c)	EUR	12	20,406

			6,252,059
Commercial Services & Supplies — 1.8%
ACCO Brands Corp., 6.75%, 4/30/20	USD	325	340,031
ADS Waste Holdings, Inc., 8.25%, 10/01/20		267	289,028
The ADT Corp., 3.50%, 7/15/22		75	68,813
Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
ARAMARK Corp., 5.75%, 3/15/20	USD	1,599	$1,700,936
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (c)		190	191,425
Bilbao Luxembourg SA, 10.50%, (10.50% Cash or 11.25% PIK), 12/01/18 (e)	EUR	100	143,131
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	498	527,880
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		450	457,875
Covanta Holding Corp., 6.38%, 10/01/22		1,305	1,404,506
Mobile Mini, Inc., 7.88%, 12/01/20		1,110	1,226,550
United Rentals North America, Inc.:
5.75%, 7/15/18		1,389	1,482,757
7.38%, 5/15/20		760	847,400
8.25%, 2/01/21		165	184,800
7.63%, 4/15/22		4,903	5,558,776
West Corp., 8.63%, 10/01/18		530	561,800

			14,985,708
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc. (b):
4.63%, 7/01/17		645	662,738
6.75%, 11/15/20		1,235	1,312,187
Avaya, Inc., 7.00%, 4/01/19 (b)		719	711,810
Brocade Communications Systems, Inc., 6.88%, 1/15/20		175	185,938
CommScope, Inc. (b):
5.00%, 6/15/21		265	266,325
5.50%, 6/15/24		272	273,360
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,688	2,936,640
10.13%, 7/01/20		1,206	1,392,930

			7,741,928
Construction & Engineering — 0.1%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		205	219,350
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		600	636,000
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		350	350,875

			1,206,225
Construction Materials — 1.4%
HD Supply, Inc.:
8.13%, 4/15/19		6,505	7,171,762

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials (concluded)
HD Supply, Inc. (concluded):
11.00%, 4/15/20	USD	786	$929,445
7.50%, 7/15/20		3,069	3,329,865
Kerneos Tech Group SAS:
5.05%, 3/01/21 (c)	EUR	100	137,167
5.75%, 3/01/21		104	145,312

			11,713,551
Consumer Finance — 0.1%
IVS F. SpA, 7.13%, 4/01/20		275	398,333
Springleaf Finance Corp.:
7.75%, 10/01/21	USD	37	41,347
8.25%, 10/01/23		68	76,840

			516,520
Containers & Packaging — 0.4%
Ball Corp., 6.75%, 9/15/20		635	677,862
Berry Plastics Corp., 9.75%, 1/15/21		210	242,025
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)		727	741,540
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		715	768,625
Graphic Packaging International, Inc., 7.88%, 10/01/18		135	142,763
Sealed Air Corp. (b):
6.50%, 12/01/20		120	133,800
8.38%, 9/15/21		60	68,700
SGD Group SAS, 5.63%, 5/15/19	EUR	100	139,739
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)	USD	329	332,290
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		200	211,500

			3,458,844
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		938	996,625
Diversified Consumer Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19		121	124,025
8.75%, 12/01/20		254	259,080
Garda World Security Corp., 7.25%, 11/15/21 (b)		199	209,199
Laureate Education, Inc., 9.25%, 9/01/19 (b)		715	750,750
Corporate Bonds	Par (000)		Value
Diversified Consumer Services (concluded)
Service Corp. International, 4.50%, 11/15/20	USD	307	$300,860

			1,643,914
Diversified Financial Services — 3.9%
Aircastle Ltd., 6.25%, 12/01/19		571	618,108
Ally Financial, Inc.:
8.30%, 2/12/15		4,150	4,347,125
6.25%, 12/01/17		30	33,525
8.00%, 3/15/20		60	72,750
7.50%, 9/15/20		2,540	3,028,950
8.00%, 11/01/31		5,588	6,974,783
Bank of America Corp.:
4.50%, 4/01/15		375	387,021
6.05%, 5/16/16		325	354,904
6.50%, 8/01/16		410	456,451
5.63%, 10/14/16		100	110,175
CE Energy AS, 7.00%, 2/01/21	EUR	175	249,882
Co-Operative Group Holdings, 6.88%, 7/08/20 (i)	GBP	230	406,730
General Motors Financial Co., Inc., 4.25%, 5/15/23	USD	101	100,116
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20		825	866,250
6.88%, 4/15/22		716	721,370
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		3,290	3,454,500
9.00%, 4/15/19		195	206,700
7.88%, 8/15/19		180	196,650
9.88%, 8/15/19		1,799	1,981,149
5.75%, 10/15/20		6,198	6,445,920
6.88%, 2/15/21		1,040	1,120,600
8.25%, 2/15/21		169	179,774

			32,313,433
Diversified Telecommunication Services — 1.9%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		1,393	1,473,097
Level 3 Communications, Inc., 8.88%, 6/01/19		670	733,650
Level 3 Financing, Inc.:
3.82%, 1/15/18 (b)(c)		646	655,690
8.13%, 7/01/19		6,980	7,625,650
7.00%, 6/01/20		524	567,230
8.63%, 7/15/20		188	211,030
6.13%, 1/15/21 (b)		1,217	1,286,978

Telecom Italia SpA:
6.13%, 11/15/16 (g)	EUR	300	506,069
6.38%, 6/24/19	GBP	200	365,561
4.88%, 9/25/20	EUR	235	346,226
4.50%, 1/25/21		330	476,366
5.88%, 5/19/23	GBP	300	525,279

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	319	$469,102
6.75%, 8/15/24		322	483,925
Windstream Corp.:
7.88%, 11/01/17	USD	142	163,655
7.75%, 10/15/20		47	50,995

			15,940,503
Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)		897	908,212
Homer City Generation LP (e):
8.14%, (8.14% Cash or 8.64% PIK), 10/01/19		250	266,250
8.73%, (8.73% Cash or 9.23% PIK), 10/01/26		488	521,550
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		575	626,362

			2,322,374
Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		2,281	2,434,967
CGG SA:
7.75%, 5/15/17		19	19,190
6.50%, 6/01/21		2,305	2,212,800
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		18	18,630
GrafTech International Ltd., 6.38%, 11/15/20		150	153,375
Gulfmark Offshore, Inc., 6.38%, 3/15/22		200	208,000
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		405	421,200
MEG Energy Corp. (b):
6.50%, 3/15/21		2,774	2,936,972
7.00%, 3/31/24		623	672,840
Peabody Energy Corp.:
6.00%, 11/15/18		1,821	1,898,393
6.25%, 11/15/21		1,809	1,809,000
Precision Drilling Corp.:
6.63%, 11/15/20		190	203,300
5.25%, 11/15/24 (b)		641	647,410
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		577	598,638

			14,234,715
Food & Staples Retailing — 0.2%
Labeyrie Fine Foods SAS, 5.63%, 3/15/21	EUR	105	147,246
Corporate Bonds	Par (000)		Value
Food & Staples Retailing (concluded)
Premier Foods Finance PLC:
5.52%, 3/15/20 (c)	GBP	145	$244,386
6.50%, 3/15/21		100	173,084
R&R Ice Cream PLC:
5.50%, 5/15/20		110	181,616
9.25%, (9.25% Cash), 5/15/18 (e)	EUR	100	139,041
Rite Aid Corp.:
9.25%, 3/15/20	USD	435	495,900
6.75%, 6/15/21		72	77,940

			1,459,213
Food Products — 0.3%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		200	210,126
Findus Bondco SA:
9.13%, 7/01/18	EUR	233	345,405
9.50%, 7/01/18	GBP	200	364,590
Post Holdings, Inc., 6.75%, 12/01/21 (b)	USD	340	360,400
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)		257	273,063
6.63%, 8/15/22		849	930,716
Univeg Holding BV, 7.88%, 11/15/20	EUR	200	278,088

			2,762,388
Gas Utilities — 0.2%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18	USD	1,665	1,764,900
Health Care Equipment & Supplies — 0.6%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	215	285,018
Biomet, Inc., 6.50%, 10/01/20	USD	1,889	2,030,675
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		480	516,000
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	442,800
IDH Finance PLC, 6.00%, 12/01/18	GBP	103	179,554
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	232	266,220
Teleflex, Inc., 6.88%, 6/01/19		830	884,988

			4,605,255
Health Care Providers & Services — 2.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		1,215	1,297,013

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. (concluded):
6.00%, 10/15/21	USD	308	$324,940
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		776	815,770
6.88%, 2/01/22 (b)		2,379	2,503,897
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	288,164
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	194	342,905
HCA Holdings, Inc., 7.75%, 5/15/21	USD	431	474,639
HCA, Inc.:
3.75%, 3/15/19		1,498	1,524,215
6.50%, 2/15/20		2,254	2,561,107
5.88%, 3/15/22		248	270,010
4.75%, 5/01/23		447	447,000
Hologic, Inc., 6.25%, 8/01/20		1,933	2,053,813
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		229	232,721
Priory Group No. 3 PLC, 7.00%, 2/15/18 (b)	GBP	308	544,406
Symbion, Inc., 8.00%, 6/15/16	USD	125	130,313
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,412	1,556,730
5.00%, 3/01/19 (b)		431	439,620
4.75%, 6/01/20		1,190	1,204,875
8.00%, 8/01/20		759	827,310
6.00%, 10/01/20		673	723,475
4.50%, 4/01/21		100	99,250
4.38%, 10/01/21		1,386	1,361,745
8.13%, 4/01/22		1,262	1,435,525

			21,459,443
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment Operating Co., Inc.:
8.50%, 2/15/20		560	445,200
9.00%, 2/15/20		4,471	3,565,622
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		200	214,240
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	2,575	3,668,066
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,890	2,044,791
Gamenet SpA, 7.25%, 8/01/18	EUR	110	154,445
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (b)	USD	391	405,662
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)		595	609,875

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	495	$769,226
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	75	79,875
5.88%, 3/15/21		321	325,815
MCE Finance Ltd., 5.00%, 2/15/21 (b)		352	351,120
PNK Finance Corp., 6.38%, 8/01/21 (b)		366	385,215
Sabre, Inc., 8.50%, 5/15/19 (b)		526	585,859
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		842	858,840
Snai SpA, 7.63%, 6/15/18	EUR	245	359,521
Station Casinos LLC, 7.50%, 3/01/21	USD	1,618	1,755,530
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (b)(c)		894	893,920
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(f)		800	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	379	670,325
Vougeot Bidco PLC, 7.88%, 7/15/20		103	187,539
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	USD	516	530,190

			18,860,876
Household Durables — 1.6%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	280	412,217
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	556	560,170
Beazer Homes USA, Inc.:
6.63%, 4/15/18		1,125	1,203,750
5.75%, 6/15/19 (b)		646	642,770
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		1,000	1,055,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		285	294,262
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		2,300	2,484,000
KB Home, 7.25%, 6/15/18		965	1,080,800
The Ryland Group, Inc., 6.63%, 5/01/20		130	141,050
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	353	545,450
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	675,175
8.38%, 1/15/21		3,005	3,575,950

6	BLACKROCK DEBT STRATEGIES FUND, INC	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	749	$756,490

			13,427,084
Household Products — 0.1%
Ontex IV SA, 9.00%, 4/15/19	EUR	317	471,009
Spectrum Brands, Inc.:
6.38%, 11/15/20	USD	315	341,381
6.63%, 11/15/22		375	410,625

			1,223,015
Independent Power Producers & Energy Traders — 0.8%
Baytex Energy Corp. (b)(d):
5.13%, 6/01/21		210	212,625
5.63%, 6/01/24		173	174,081
Calpine Corp. (b):
7.50%, 2/15/21		165	179,438
6.00%, 1/15/22		256	274,560
5.88%, 1/15/24		531	556,222
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (a)(b)(f)		1,248	1,488,240
NRG Energy, Inc.:
7.63%, 1/15/18		2,308	2,634,005
6.25%, 5/01/24 (b)		661	684,135
NRG REMA LLC:
Series B, 9.24%, 7/02/17		93	96,192
Series C, 9.68%, 7/02/26		527	574,430
QEP Resources, Inc., 5.38%, 10/01/22		75	75,938

			6,949,866
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		747	789,952
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		329	356,965
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		184	197,340
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		725	783,000
TMF Group Holding BV, 9.88%, 12/01/19	EUR	300	451,455

			2,578,712
Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18	USD	700	733,250

Corporate Bonds	Par (000)		Value
Internet Software & Services (concluded)
Interactive Data Corp., 5.88%, 4/15/19 (b)	USD	910	$916,825

			1,650,075
IT Services — 1.9%
Ceridian Corp., 8.88%, 7/15/19 (b)		3,410	3,844,775
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		835	962,338
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)(d)		805	813,050
Epicor Software Corp., 8.63%, 5/01/19		720	782,100
First Data Corp.:
7.38%, 6/15/19 (b)		3,123	3,349,417
8.88%, 8/15/20 (b)		195	216,450
6.75%, 11/01/20 (b)		2,011	2,159,311
11.75%, 8/15/21		420	466,200
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	296,450
6.63%, 11/01/19		1,845	1,951,088
WEX, Inc., 4.75%, 2/01/23 (b)		601	582,219

			15,423,398
Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		117	123,728
Amsted Industries, Inc., 5.00%, 3/15/22 (b)		372	372,930
Galapagos Holding SA, 7.00%, 6/15/22	EUR	110	151,641
Galapagos SA, 5.38%, 6/15/21		100	137,678
SPX Corp., 6.88%, 9/01/17	USD	65	73,450
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		182	194,057

			1,053,484
Media — 5.3%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	147,220
Altice Financing SA, 6.50%, 1/15/22 (b)	USD	840	886,200
Altice SA:
7.25%, 5/15/22	EUR	490	702,576
7.75%, 5/15/22 (b)	USD	1,295	1,361,369
AMC Networks, Inc.:
7.75%, 7/15/21		1,005	1,123,087
4.75%, 12/15/22		86	85,785
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		130	133,250
5.63%, 2/15/24		105	107,888

BLACKROCK DEBT STRATEGIES FUND, INC	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21	USD	320	$341,600
5.25%, 9/30/22		218	221,815
5.13%, 2/15/23		50	50,375
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(f)		669	—
Cinemark USA, Inc., 5.13%, 12/15/22		44	44,605
Clear Channel Communications, Inc.:
9.00%, 12/15/19		450	479,250
9.00%, 3/01/21		906	967,155
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,364	1,466,300
6.50%, 11/15/22		5,061	5,407,701
Columbus International, Inc., 7.38%, 3/30/21 (b)		1,695	1,794,581
DISH DBS Corp., 4.25%, 4/01/18		1,460	1,525,700
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		333	359,640
Gannett Co., Inc. (b):
5.13%, 10/15/19		215	224,138
5.13%, 7/15/20		237	245,295
6.38%, 10/15/23		330	352,275
Gray Television, Inc., 7.50%, 10/01/20		557	597,383
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(d)		1,000	1,010,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		2,544	2,747,520
5.50%, 8/01/23 (b)		1,282	1,275,590
Intelsat Luxembourg SA, 6.75%, 6/01/18		575	610,219
Lamar Media Corp., 5.38%, 1/15/24 (b)		297	308,138
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		232	253,460
The McClatchy Co., 9.00%, 12/15/22		350	400,313
MDC Partners, Inc., 6.75%, 4/01/20 (b)		836	884,070
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		265	274,275
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	559,520
The New York Times Co., 6.63%, 12/15/16		500	555,000
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		555	587,606

Corporate Bonds	Par (000)		Value
Media (concluded)
Numericable Group SA:
4.88%, 5/15/19 (b)	USD	2,180	$2,223,600
5.38%, 5/15/22	EUR	135	194,147
6.00%, 5/15/22 (b)	USD	1,885	1,955,687
5.63%, 5/15/24	EUR	295	424,970
6.25%, 5/15/24 (b)	USD	630	659,137
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		261	274,703
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		420	448,350
Sirius XM Holdings, Inc. (b):
4.25%, 5/15/20		141	138,885
5.75%, 8/01/21		464	488,360
Sterling Entertainment Corp., 10.00%, 12/15/19		1,300	1,326,000
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (b)		865	957,987
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		1,917	2,186,814
5.50%, 1/15/23 (b)		1,270	1,301,750
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	150	235,143
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,820	1,997,450
6.75%, 9/15/22		—	—
5.13%, 5/15/23		85	87,338
VTR Finance BV, 6.88%, 1/15/24 (b)		1,036	1,098,163
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	219	326,890

			44,416,273
Metals & Mining — 2.0%
ArcelorMittal, 6.13%, 6/01/18	USD	857	939,486
Commercial Metals Co., 4.88%, 5/15/23		1,135	1,093,856
Constellium NV:
4.63%, 5/15/21	EUR	235	328,749
5.75%, 5/15/24 (b)	USD	439	452,719
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	405	572,779
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)	USD	117	121,095
Global Brass & Copper, Inc., 9.50%, 6/01/19		740	845,450
Kaiser Aluminum Corp., 8.25%, 6/01/20		550	621,500

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
New Gold, Inc., 6.25%, 11/15/22 (b)	USD	845	$872,463
Novelis, Inc., 8.75%, 12/15/20		4,248	4,720,590
Officine MaccaFerri SpA, 5.75%, 6/01/21 (d)	EUR	180	250,201
Perstorp Holding AB, 8.75%, 5/15/17 (b)	USD	410	440,750
Steel Dynamics, Inc., 6.38%, 8/15/22		595	647,806
Taseko Mines Ltd., 7.75%, 4/15/19		150	152,625
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	495	693,670
Vedanta Resources PLC, 8.25%, 6/07/21 (b)	USD	200	223,760
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		3,437	3,660,405

			16,637,904
Multiline Retail — 0.1%
The Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21		750	825,000
8.75%, (8.75% Cash or 9.50% PIK), 10/15/21 (e)		150	165,375

			990,375
Oil, Gas & Consumable Fuels — 6.5%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		100	109,000
4.88%, 5/15/23		1,615	1,687,675
4.88%, 3/15/24		262	274,445
Antero Resources Finance Corp., 5.38%, 11/01/21		888	924,630
Athlon Holdings LP/Athlon Finance Corp. (b):
7.38%, 4/15/21		224	243,040
6.00%, 5/01/22		327	334,358
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		200	213,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100	109,500
Chaparral Energy, Inc., 7.63%, 11/15/22		330	351,450
Chesapeake Energy Corp.:
6.63%, 8/15/20		909	1,047,622
6.88%, 11/15/20		451	524,288
6.13%, 2/15/21		104	116,870
5.75%, 3/15/23		160	178,400
Cimarex Energy Co., 4.38%, 6/01/24 (d)		254	258,445
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
7.00%, 1/15/21	USD	40	$44,300
5.50%, 4/01/23		2,390	2,557,300
CONSOL Energy, Inc.:
8.25%, 4/01/20		3,485	3,789,937
5.88%, 4/15/22 (b)		1,712	1,776,200
Continental Resources, Inc., 4.50%, 4/15/23		29	31,035
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		57	59,708
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		625	656,250
Denbury Resources, Inc., 4.63%, 7/15/23		2,117	2,037,612
El Paso LLC, 7.80%, 8/01/31		143	154,798
Energy Transfer Equity LP, 5.88%, 1/15/24 (b)		1,075	1,112,625
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		120	129,150
7.75%, 6/15/19		1,537	1,656,117
6.88%, 3/15/24 (b)		343	345,573
EnQuest PLC, 7.00%, 4/15/22 (b)		528	546,480
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	515,464
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		735	786,450
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		55	57,475
Halcon Resources Corp., 8.88%, 5/15/21		1,017	1,083,105
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		1,274	1,393,437
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		542	546,571
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		1,023	1,135,530
5.50%, 2/01/22		27	27,608
Laredo Petroleum, Inc., 7.38%, 5/01/22		595	658,962
Lightstream Resources Ltd., 8.63%, 2/01/20 (b)		266	276,640
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		16	16,840
7.25%, 11/01/19 (b)		100	105,000
8.63%, 4/15/20		2,688	2,913,120
7.75%, 2/01/21		490	528,587

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22	USD	34	$36,720
4.50%, 7/15/23		10	9,825
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		430	445,050
Northern Oil and Gas, Inc., 8.00%, 6/01/20		678	720,375
Oasis Petroleum, Inc.:
7.25%, 2/01/19		495	527,175
6.50%, 11/01/21		555	593,850
Pacific Drilling SA, 5.38%, 6/01/20 (b)		748	733,040
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		231	252,945
PDC Energy, Inc., 7.75%, 10/15/22		510	563,550
Petrobras International Finance Co., 6.88%, 1/20/40		25	26,250
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	224,700
Range Resources Corp.:
6.75%, 8/01/20		874	946,105
5.75%, 6/01/21		277	299,853
5.00%, 8/15/22		10	10,500
5.00%, 3/15/23		23	24,150
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		63	60,008
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		198	214,830
Rosetta Resources, Inc., 5.63%, 5/01/21		479	492,173
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22 (b)		104	111,670
5.63%, 4/15/23		938	963,795
5.63%, 4/15/23 (b)		3,024	3,107,160
5.75%, 5/15/24 (b)		1,737	1,784,767
Sabine Pass LNG LP, 7.50%, 11/30/16		4,940	5,471,050
SandRidge Energy, Inc.:
8.75%, 1/15/20		111	119,880
7.50%, 3/15/21		250	266,250
7.50%, 2/15/23		1,082	1,152,330
SM Energy Co., 6.63%, 2/15/19		109	115,676
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		798	865,830
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	USD	191	$199,595
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		525	553,875
Whiting Petroleum Corp., 5.00%, 3/15/19		1,786	1,881,997

			54,090,071
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		783	824,107
Clearwater Paper Corp., 7.13%, 11/01/18		215	226,556
International Paper Co.:
7.95%, 6/15/18		220	270,856
7.30%, 11/15/39		5	6,878
NewPage Corp., 11.38%, 12/31/14 (a)(f)		2,882	—
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		400	442,000
6.63%, 4/15/21		50	52,500

			1,822,897
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	148,413
Capsugel SA, 7.00%, (7.00% Cash or 7.75% PIK) 5/15/19 (b)(e)	USD	171	175,703
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (b)		145	158,050
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		722	781,565
4.88%, 2/15/21		255	278,269
5.00%, 12/15/21		650	711,750
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22 (b)		937	969,795
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		125	137,500
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		173	185,542
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,221	1,318,680
6.38%, 10/15/20		760	813,200
5.63%, 12/01/21		661	685,787

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (b) (concluded):
7.25%, 7/15/22	USD	1,010	$1,093,325

			7,457,579
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20		380	421,800
Real Estate Investment Trusts (REITs) — 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		691	742,825
Felcor Lodging LP:
6.75%, 6/01/19		1,703	1,813,695
5.63%, 3/01/23		377	388,781
iStar Financial, Inc., 4.88%, 7/01/18		493	504,093
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		430	435,375

			3,884,769
Real Estate Management & Development — 1.1%
CBRE Services, Inc., 6.63%, 10/15/20		90	95,400
Lennar Corp., 4.75%, 11/15/22		110	108,213
Realogy Corp. (b):
7.63%, 1/15/20		2,745	3,053,812
9.00%, 1/15/20		214	244,495
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		937	939,343
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		701	712,391
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	256,025
RPG Byty Sro, 6.75%, 5/01/20	EUR	260	370,368
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	USD	2,730	2,982,525

			8,762,572
Road & Rail — 0.9%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		1,440	1,499,400
The Hertz Corp.:
7.50%, 10/15/18		1,555	1,642,469
7.38%, 1/15/21		3,507	3,848,932
Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)	USD	350	$357,000

			7,347,801
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18		1,040	1,045,200
5.75%, 2/15/21		1,020	1,090,125

			2,135,325
Software — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, (7.13% Cash or 7.88% PIK) 5/01/21 (b)(e)		918	936,360
Infor US, Inc., 9.38%, 4/01/19		4,345	4,860,969
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,270	2,309,725

			8,107,054
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	144,950
Guitar Center, Inc., 9.63%, 4/15/20 (b)		375	339,375
House of Fraser Funding PLC:
8.88%, 8/15/18 (b)	GBP	100	179,913
8.88%, 8/15/18		125	224,891
L Brands, Inc., 8.50%, 6/15/19	USD	320	386,400
Magnolia BC SA, 9.00%, 8/01/20	EUR	220	313,418
Michaels Stores, Inc., 7.75%, 11/01/18	USD	223	235,823
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, (8.00% Cash or 8.75% PIK) 6/15/18 (b)(e)		214	218,815
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	180,610
Party City Holdings, Inc., 8.88%, 8/01/20	USD	410	455,100
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, (8.75% Cash or 9.50% PIK) 8/15/19 (b)(e)		184	189,520
QVC, Inc. (b):
7.50%, 10/01/19		135	142,520
7.38%, 10/15/20		95	102,318
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	155,855
5.50%, 11/01/23		559	572,975

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	11

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc., 5.00%, 5/15/23	USD	146	$144,175

			3,986,658
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		405	448,538
PVH Corp., 4.50%, 12/15/22		122	120,170
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		801	809,010
The William Carter Co., 5.25%, 8/15/21 (b)		469	488,932

			1,866,650
Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	28,053
Trading Companies & Distributors — 0.2%
Air Lease Corp., 4.50%, 1/15/16		257	270,171
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		1,304	1,421,360

			1,691,531
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (b)		929	985,316
Wireless Telecommunication Services — 3.7%
Crown Castle International Corp., 5.25%, 1/15/23		115	119,600
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	435,091
Digicel Group Ltd., 8.25%, 9/30/20 (b)		1,215	1,309,163
Digicel Ltd., 6.00%, 4/15/21 (b)		1,898	1,935,960
The Geo Group, Inc., 5.88%, 1/15/22		370	382,950
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	307	537,106
9.50%, 4/01/18 (b)		100	174,953
SBA Tower Trust, 4.25%, 4/15/40 (b)	USD	325	331,509
Sprint Communications, Inc. (b):
9.00%, 11/15/18		7,557	9,181,755
7.00%, 3/01/20		4,711	5,429,427
Sprint Corp. (b):
7.88%, 9/15/23		3,794	4,287,220
7.13%, 6/15/24		1,020	1,099,050
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,205	2,375,888
6.13%, 1/15/22		81	85,860
6.73%, 4/28/22		2,120	2,289,600
6.84%, 4/28/23		85	92,225
Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc. (concluded):
6.50%, 1/15/24	USD	584	$620,500
			30,687,857

Total Corporate Bonds — 56.6%			470,780,284

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.2%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,401	1,402,601
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,675	1,650,930
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		711	706,300
Term Loan D, 3.75%, 5/31/21		850	844,382
TransUnion LLC, Term Loan, 4.00%, 3/17/21		5,705	5,684,804

			10,289,017
Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		1,058	1,035,000
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,116	1,091,453
CEVA Logisitics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,539	1,505,453
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		192	188,182

			3,820,088
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.50%, 10/18/18		2,975	2,966,378
Northwest Airlines, Inc., Term Loan:
2.18%, 3/10/17		494	477,300
1.56%, 9/10/18		678	643,678
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,277	1,273,639

			5,360,995
Auto Components — 1.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		881	882,733
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		2,181	2,180,507
2nd Lien Term Loan, 10.50%, 1/29/18		2,700	2,565,000

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components (concluded)
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19	USD	1,242	$1,244,992
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,501	1,481,287
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		3,280	3,291,480
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		1,350	1,345,378
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		283	283,053

			13,274,430
Automobiles — 0.2%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		535	531,656
3.50%, 5/24/17		825	825,000

			1,356,656
Building Products — 1.6%
Continental Building Products LLC, 1st Lien Term Loan, 4.25%, 8/28/20		2,178	2,176,275
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,200	3,199,083
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,560	1,544,400
Interline Brands, Inc., Term Loan, 4.00%, 3/17/21		1,220	1,212,375
Momentive Performance Materials, Inc., DIP Term Loan B, 4.00%, 4/30/15		650	650,539
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		785	776,169
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,260	1,258,198
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		414	409,566
Term Loan B, 4.00%, 10/31/19		2,301	2,276,441

			13,503,046
Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		960	962,679
Term Loan B, 6.75%, 4/30/18		997	998,672
Floating Rate Loan Interests (c)	Par (000)		Value
Capital Markets (concluded)
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17	USD	664	$663,548

			2,624,899
Chemicals — 2.5%
Allnex (Luxembourg) & Cy S.C.A., Term Loan B1, 4.50%, 10/03/19		242	241,979
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		125	125,551
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		3,107	3,103,356
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		74	73,692
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		723	722,284
2nd Lien Term Loan, 8.25%, 5/30/20		405	407,025
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,590	1,593,347
Ineos U.S. Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		1,232	1,223,568
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		973	971,677
Minerals Technology, Inc., Term Loan B, 4.00%, 5/09/21		3,225	3,233,062
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,572	2,564,830
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,155	1,165,591
Term Loan B2, 4.25%, 1/15/20		1,488	1,487,525
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		861	864,946
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		729	725,840
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20		1,409	1,409,793
Univar, Inc., Term Loan B, 5.00%, 6/30/17		710	710,750

			20,624,816
Commercial Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		603	605,751

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	13

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Banks (concluded)
Redtop Acquisitions Ltd. (concluded):
2nd Lien Term Loan, 8.25%, 6/03/21	USD	384	$393,638

			999,389
Commercial Services & Supplies — 3.5%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		2,639	2,623,096
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		2,100	2,085,573
AWAS Finance Luxembourg 2012 S.A., Term Loan, 3.50%, 7/16/18		544	543,668
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,498	2,504,359
Catalent Pharma Solutions, Inc., Term Loan:
6.50%, 12/29/17		720	725,400
B, 4.50%, 9/15/21		2,550	2,559,563
Connolly LLC:
1st Lien Term Loan, 5.00%, 1/29/21		2,875	2,898,374
2nd Lien Term Loan, 8.00%, 4/23/22		2,125	2,143,594
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,169	1,163,085
Koosharem LLC, Exit Term Loan, 8.75%, 4/29/20		2,875	2,896,562
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		854	853,550
2nd Lien Term Loan, 9.00%, 4/20/20		254	255,710
Protection One, Inc., Term Loan, 4.25%, 3/21/19		1,441	1,438,825
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,578	3,571,589
US Ecology, Inc., Term Loan, 3.75%, 5/15/21		775	778,875
West Corp., Term Loan B10, 3.25%, 6/30/18		1,875	1,853,668

			28,895,491
Communications Equipment — 2.0%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		5,990	5,998,629
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		608	609,619
2nd Lien Term Loan, 7.50%, 1/23/22		540	548,910
Floating Rate Loan Interests (c)	Par (000)		Value
Communications Equipment (concluded)
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17	USD	1,966	$1,900,413
CommScope, Inc., Term Loan B3, 2.73%, 1/21/17		813	814,842
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	2,433	2,232,395
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	4,898	4,887,375

			16,992,183
Construction & Engineering — 0.5%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		1,551	1,528,999
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		1,345	1,345,306
2nd Lien Term Loan, 8.75%, 2/15/20		510	515,100
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		725	716,374

			4,105,779
Construction Materials — 1.0%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		603	607,006
2nd Lien Term Loan, 8.25%, 11/21/21		655	666,462
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		6,672	6,666,544
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		413	414,647

			8,354,659
Containers & Packaging — 0.7%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		945	943,422
Term Loan B, 4.25%, 12/17/19		733	733,852
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		2,162	2,151,303
Rexam PLC, 2nd Lien Term Loan, 8.00%, 3/21/22		385	384,519
Tekni-Plex, Inc., Term Loan B, 4.75%, 8/25/19		1,419	1,415,095

			5,628,191
Distributors — 0.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		3,274	3,260,096

14	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Distributors (concluded)
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18	USD	285	$285,712
VWR Funding, Inc., Term Loan, 3.40%, 4/03/17		755	755,409

			4,301,217
Diversified Consumer Services — 1.2%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,084	2,074,154
2nd Lien Term Loan, 8.00%, 8/13/21		599	599,560
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20		1,550	1,549,212
Garda World Security Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		289	288,005
Term Loan B, 4.00%, 11/06/20		1,131	1,125,839
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		677	664,759
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		2,086	2,084,984
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		2,109	1,665,675

			10,052,188
Diversified Financial Services — 1.1%
AssuredPartners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		1,350	1,349,433
2nd Lien Term Loan, 7.75%, 4/04/22		675	674,156
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		3,301	3,301,549
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		477	477,374
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,616	1,622,010
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		1,739	1,708,178

			9,132,700
Diversified Telecommunication Services — 2.3%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,421	2,430,690
Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19	USD	2,852	$2,860,993
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		1,555	1,582,861
Term Loan B, 5.25%, 2/22/19		1,267	1,271,052
Level 3 Financing, Inc., 2019 Term Loan:
4.00%, 8/01/19		110	110,110
B, 4.00%, 1/15/20		7,525	7,536,287
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		3,719	3,725,593

			19,517,586
Electric Utilities — 0.4%
American Energy - Utica LLC:
2nd Lien Term Loan, 5.50%, 9/30/18		462	493,979
Incremental Term Loan, 11.00%, 9/30/18		1,545	1,629,975
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,431	1,437,768

			3,561,722
Electrical Equipment — 1.0%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		782	784,550
Extended Term Loan, 4.74%, 10/10/17		9,460	7,566,675

			8,351,225
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,952	2,911,090
Energy Equipment & Services — 0.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,310	1,311,266
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,869	1,872,877

			3,184,143
Food & Staples Retailing — 0.7%
Alliance Boots Holdings Ltd., Term Loan B1, 3.46%, 7/09/15	GBP	2,241	3,750,550
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	695	708,754

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	15

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Food & Staples Retailing (concluded)
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19	USD	1,404	$1,402,570

			5,861,874
Food Products — 2.1%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		1,251	1,248,104
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		816	814,880
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		928	925,551
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,883	2,879,796
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,666	1,665,458
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		610	611,913
Hearthside Food Solutions LLC, Term Loan, 4.50%, 4/07/21		1,175	1,178,913
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		2,313	2,335,650
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		2,114	2,101,201
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		3,029	2,968,812
2nd Lien Term Loan, 10.75%, 11/01/19		995	915,400

			17,645,678
Health Care Equipment & Supplies — 3.8%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		3,858	3,861,108
2nd Lien Term Loan, 8.25%, 11/30/20		700	707,000
Biomet, Inc., Term Loan B2, 3.65%, 7/25/17		2,218	2,220,544
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,447	1,442,361
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		3,678	3,684,074
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.57%, 6/30/19	EUR	439	596,043
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19	USD	2,515	2,508,257
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		98	97,630
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,438	2,435,545
Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21	USD	1,250	$1,246,875
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		738	708,630
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		3,775	3,796,253
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		1,755	1,730,405
2nd Lien Term Loan, 6.75%, 3/07/22		755	752,169
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		840	840,362
2nd Lien Term Loan, 9.50%, 12/07/19		963	979,768
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 5/07/21		4,200	4,216,296

			31,823,320
Health Care Providers & Services — 3.2%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		1,619	1,616,627
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		770	771,213
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		7,396	7,435,738
Convatec, Inc., Term Loan, 4.00%, 12/22/16		2,633	2,634,795
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		2,999	2,999,220
Term Loan B2, 4.00%, 11/01/19		1,684	1,687,055
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		1,298	1,301,721
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,372	1,395,681
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		1,120	1,123,506
2nd Lien Term Loan, 8.75%, 2/14/22		450	455,998
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		825	826,661
Incremental Term Loan B3, 7.75%, 5/15/18		879	875,900
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/31/21		1,685	1,672,619

16	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (concluded)
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21	USD	710	$712,662
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		1,181	1,175,170

			26,684,566
Health Care Technology — 0.3%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		2,615	2,597,166
Hotels, Restaurants & Leisure — 7.4%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		933	935,284
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21		1,200	1,202,256
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,937	1,937,258
Caesars Entertainment Operating Co., Term Loan B7, 9.75%, 3/01/17		3,949	3,905,995
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		7,738	7,700,953
Caesars Growth Properties Holdings LLC, Term Loan B, 6.25%, 5/08/21		4,100	4,074,908
Diamond Resorts Corp., Term Loan, 5.50%, 4/23/21		3,375	3,396,094
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		895	906,187
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		8,365	8,330,156
Intrawest ULC, Term Loan, 5.50%, 11/26/20		1,012	1,028,915
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		8,045	8,047,011
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		3,416	3,409,878
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		1,265	1,282,714
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,186	2,178,608
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,227	1,226,121
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		1,109	1,110,812
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		642	642,982

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Sabre, Inc. (concluded):
Term Loan B, 4.25%, 2/19/19	USD	879	$878,875
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,947	4,953,632
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,040	1,069,345
Refinancing Term Loan, 6.25%, 6/26/19		1,727	1,763,285
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		1,557	1,550,063

			61,531,332
Household Products — 0.6%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		2,007	2,001,762
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		673	670,770
Spectrum Brands, Inc., Term Loan C, 3.50%, 9/04/19		2,595	2,588,676

			5,261,208
Independent Power Producers & Energy Traders — 0.5%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		77	77,329
Calpine Construction Finance Co., L.P., Term Loan B1, 3.00%, 5/03/20		815	799,887
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		1,144	1,146,140
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,014	2,015,784

			4,039,140
Industrial Conglomerates — 0.5%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,047	4,000,850
Insurance — 1.3%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,249	1,251,058
Asurion LLC:
2nd Lien Term Loan, 8.50%, 3/03/21		970	995,463
Term Loan B1, 5.00%, 5/24/19		1,617	1,621,868
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		791	790,510
Term Loan B2, 3.75%, 9/20/18		1,419	1,417,436

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	17

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Insurance (concluded)
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20	USD	1,161	$1,120,582
2nd Lien Term Loan, 8.25%, 10/16/20		360	347,400
Sedgwick, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,670	1,641,476
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,642,344

			10,828,137
Internet Software & Services — 1.1%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,650	1,647,228
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		2,450	2,458,746
Interactive Data Corp., Term Loan B, 4.75%, 4/30/21		2,850	2,869,608
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,119	1,101,920
2nd Lien Term Loan, 9.25%, 9/11/20		289	289,275
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		857	860,255

			9,227,032
IT Services — 2.1%
Ceridian Corp., Term Loan B, 4.40%, 5/09/17		2,538	2,540,641
First Data Corp., 2018 Term Loan:
4.15%, 9/24/18		1,860	1,861,730
Extended B, 4.15%, 3/24/18		10,497	10,494,773
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		942	834,866
Sungard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/25/19		1,300	1,291,875
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		414	414,670

			17,438,555
Leisure Equipment & Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		1,000	1,000,000
Floating Rate Loan Interests (c)	Par (000)		Value
Leisure Equipment & Products (concluded)
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	USD	815	$821,046

			1,821,046
Machinery — 1.9%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		442	447,341
Refinancing Term Loan, 4.50%, 12/10/18		1,564	1,562,402
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		744	743,579
Term Loan B3, 4.25%, 8/28/20		225	225,403
Gardner Denver, Inc.:
4.25%, 7/30/20		2,066	2,063,218
4.75%, 7/30/20	EUR	224	307,508
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	USD	1,182	1,178,322
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		1,541	1,536,688
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		1,785	1,814,498
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,517	1,512,616
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,494	1,490,783
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	124	168,242
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	2,319	2,313,080

			15,363,680
Media — 6.7%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,606	1,605,836
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		470	477,050
Cengage Learning Acquisitions, Inc.:
4.75%, 7/03/14 (f)		2,596	—
1st Lien Term Loan, 7.00%, 3/31/20		7,525	7,619,062
1st Lien Term Loan, 11.50%, 4/15/20 (f)		669	—
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		1,164	1,147,148

18	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16	USD	292	$288,648
Term Loan C, 3.80%, 1/29/16		152	149,454
Term Loan D, 6.90%, 1/30/19		4,467	4,412,255
CSC Holdings LLC, Term Loan B, 2.65%, 4/17/20		1,509	1,491,432
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		2,404	2,408,947
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		307	295,686
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		1,370	1,373,074
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,293	1,292,941
IMG Worldwide, Inc.:
1st Lien Term Loan, 5.25%, 5/06/21		1,640	1,646,970
2nd Lien Term Loan, 8.25%, 5/01/22		1,310	1,323,925
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		6,021	6,025,073
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		610	618,387
Live Nation Entertainment, Inc., Term Loan B1, 3.50%, 8/17/20		622	619,282
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,076	1,080,148
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		795	786,716
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		246	252,471
Incremental Term Loan, 4.25%, 1/22/20		2,792	2,786,815
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,689	1,691,638
Term Loan B2, 4.50%, 5/21/20		1,461	1,463,497
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,089	1,087,206
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,555	1,543,337
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		584	578,265
Tribune Co., Term Loan, 4.00%, 12/27/20		2,805	2,803,311
Floating Rate Loan Interests (c)	Par (000)		Value
Media (concluded)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	2,963	$2,954,242
UPC Financing Partnership:
Term Loan AG, 4.02%, 3/31/21	EUR	396	542,793
Term Loan AH, 3.25%, 6/30/21	USD	680	674,608
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/05/20		1,020	1,011,503
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19		983	987,282
Ziggo BV:
Term Loan B1A, 3.25%, 1/15/22		1,110	1,093,200
Term Loan B2A, 3.25%, 1/15/22		715	704,479
Term Loan B3, 3.50%, 1/15/22		1,176	1,158,616

			55,995,297
Metals & Mining — 1.2%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		1,450	1,451,764
2nd Lien Term Loan, 8.75%, 12/19/20		980	989,800
FMG Resources (August 2006) Property Ltd., Term Loan B, 3.75%, 6/30/19		1,720	1,717,472
Novelis, Inc., Term Loan, 3.75%, 3/10/17		4,113	4,111,640
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,635	1,670,049

			9,940,725
Multiline Retail — 1.6%
99 ¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,969	1,977,909
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		287	278,887
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,480	1,479,390
2nd Lien Term Loan, 8.50%, 3/26/20		785	807,569
HEMA Holding BV:
Extended 2nd Lien Term Loan, 6.01%, 1/05/18	EUR	2,900	3,643,486
Extended Term Loan B, 4.63%, 12/06/17		346	463,732
Extended Term Loan C, 4.63%, 12/06/17		317	424,684

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	19

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Multiline Retail (concluded)
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	1,179	$1,189,400
The Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/26/20		2,903	2,893,793

			13,158,850
Oil, Gas & Consumable Fuels — 2.1%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		2,682	2,637,301
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		749	750,558
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,223	1,221,046
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		866	865,488
2nd Lien Term Loan, 8.38%, 9/30/20		840	863,848
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		2,050	2,091,000
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,461	1,475,837
Offshore Group Investment Ltd. Term Loan B:
5.00%, 10/25/17		939	933,893
5.75%, 3/28/19		946	939,150
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		980	999,600
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		414	408,506
2nd Lien Term Loan, 8.25%, 11/06/20		200	198,250
Delayed Draw Term Loan, 4.25%, 5/06/20		22	21,865
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		651	661,200
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,825	1,828,473
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		1,212	1,211,962
2nd Lien Term Loan, 8.50%, 1/15/22		200	200,500

			17,308,477
Pharmaceuticals — 2.6%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,140	1,141,425
Amneal Pharmaceuticals LLC, Term Loan, 5.75%, 11/01/19		886	888,871
Endo Luxembourg Finance Co. I Sarl, Term Loan B, 3.25%, 2/28/21		650	644,586

Floating Rate Loan Interests (c)	Par (000)		Value
Pharmaceuticals (concluded)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21	USD	3,780	$3,761,402
JLL/Delta Dutch Newco BV, 2021 Term Loan, 4.25%, 3/11/21		1,140	1,126,970
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		1,670	1,659,562
Par Pharmaceutical Cos, Inc., Term Loan B2, 4.00%, 9/30/19		3,252	3,238,285
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		3,450	3,450,892
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,440	1,437,507
Valeant Pharmaceuticals International, Inc. Term Loan B:
Series C2, 3.75%, 12/11/19		1,197	1,192,538
Series D2, 3.75%, 2/13/19		1,757	1,752,908
Series E, 3.75%, 8/05/20		915	912,914

			21,207,860
Professional Services — 1.1%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,506	3,504,890
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 2/28/22		1,675	1,675,000
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,158	1,178,570
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		881	885,532
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,724	1,705,744

			8,949,736
Real Estate Investment Trusts (REITs) — 0.4%
IStar Financial, Inc., Term Loan, 4.50%, 10/16/17		3,183	3,187,819
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		368	365,748

			3,553,567
Real Estate Management & Development — 0.9%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,581	1,591,251
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		1,362	1,358,820

20	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp. (concluded):
Term Loan B, 3.75%, 3/05/20	USD	4,388	$4,387,897

			7,337,968
Road & Rail — 0.3%
Genesee & Wyoming, Inc., Term Loan A, 1.90%, 9/29/17		49	48,904
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,245	1,238,775
2nd Lien Term Loan, 7.75%, 9/21/21		1,175	1,167,163

			2,454,842
Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		5,275	5,288,188
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,747	2,749,445
Term Loan B5, 5.00%, 1/15/21		408	409,561

			8,447,194
Software — 2.5%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,356	2,361,063
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		675	662,246
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		624	627,120
Term Loan B, 4.25%, 11/01/19		1,188	1,186,151
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		4,697	4,657,894
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		1,268	1,206,578
Kronos Worldwide, Inc., Term Loan, 4.75%, 2/18/20		435	439,080
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,952	2,020,181
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,862	1,867,087
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,275,000
RP Crown Parent LLC, Term Loan, 6.00%, 12/21/18		1,312	1,308,705
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		565	567,119

Floating Rate Loan Interests (c)	Par (000)		Value
Software (concluded)
Sophia LP, Term Loan B, 4.00%, 7/19/18	USD	1,713	$1,714,322
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		605	607,456

			20,500,002
Specialty Retail — 2.3%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,747	2,751,839
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		773	777,384
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		195	158,169
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		1,931	1,940,298
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,140	1,135,100
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,933	1,927,507
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		1,631	1,630,472
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,805	2,786,045
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		2,820	2,825,820
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		2,198	2,186,933
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		802	619,670
Term Loan B3, 5.25%, 5/25/18		140	108,064

			18,847,301
Textiles, Apparel & Luxury Goods — 1.0%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,882	2,853,227
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,775	1,763,462
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,580	1,579,605
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 3/05/19		1,165	1,167,913

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	21

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Textiles, Apparel & Luxury Goods (concluded)
Nine West Holdings, Inc. (concluded):
Term Loan B, 4.75%, 10/08/19	USD	815	$817,551

			8,181,758
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,529	1,530,691
Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,697	1,689,538
Total Floating Rate Loan Interests — 73.4%			610,068,900

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		1,668	1,727,047

Other Interests (j)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (a)		1,154	12
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (Acquired 11/18/13, cost $1,604,600) (a)		23	247,952
Other Interests (j)	Beneficial Interest (000)		Value
Diversified Financial Services (concluded)
J.G. Wentworth LLC Preferred Equity Interests (Acquired 11/18/13, cost $1,604,600) (a)	USD	23	$247,952

			495,904
Household Durables — 0.4%
Stanley Martin, Class B Membership Units		2	3,294,000
Media — 0.0%
Adelphia Escrow (a)		7,500	75
Adelphia Preferred Escrow (a)		8	—
Adelphia Recovery Trust (a)		9,406	4,703
Adelphia Recovery Trust, Series ACC-6B INT (a)		750	22,500

			27,278

Total Other Interests — 0.5%			3,817,194

Preferred Stock	Shares
Capital Markets — 0.0%
The Goldman Sachs Group, Inc., Series J, 5.50% (c)(k)		13,550	325,471

Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13% (c)		69,669	1,882,741
Total Preferred Securities — 0.2%			2,208,212

Warrants (l)
Chemicals — 0.1%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)		557,488	485,015

22	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Warrants (l)	Shares	Value
Media — 0.2%
Charter Communications Inc, (Issued/exercisable 11/30/09, 1 Share for 1 Warrant, Expires 11/30/14, Strike Price $51.28)	19,523	$1,823,253
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,049	12,588
Total Warrants — 0.3%		2,320,856
Total Long-Term Investments (Cost — $1,109,961,064) — 134.5%		1,117,983,849

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)	3,764,594	$3,764,594

Value
Total Short-Term Securities (Cost — $3,764,594) — 0.4%	$3,764,594
Options Purchased (Cost — $30,817) — 0.0%	13,514
Total Investments (Cost — $1,113,756,475*) — 134.9%	1,121,761,957
Liabilities in Excess of Other Assets — (34.9)%	(290,324,352)

Net Assets — 100.0%	$831,437,605

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,118,349,545

Gross unrealized appreciation	$47,279,760
Gross unrealized depreciation	(43,867,348)

Net unrealized appreciation	$3,412,412

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$386,706	$3,706
Credit Suisse Securities (Europe) Ltd.	$250,201	$5,356
Deutsche Bank Securities, Inc.	$813,050	$10,062
Morgan Stanley & Co. LLC	$1,764,463	$19,462
Wells Fargo Securities, LLC	$1,268,445	$22,535

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	23

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2014	Net Activity	Shares Held at May 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,698,789	(934,195)	3,764,594	$193

(n)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind.
SGD	Singapore Dollar
USD	U.S. Dollar

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(48)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$6,024,750	$6,323

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	1,283,000	USD	1,779,871	BNP Paribas S.A.	7/23/14	$(31,020)
EUR	1,010,000	USD	1,398,510	Deutche Bank AG	7/23/14	(21,784)
GBP	560,000	USD	941,840	Bank of America N.A.	7/23/14	(3,528)
GBP	540,000	USD	906,948	Deutche Bank AG	7/23/14	(2,148)
USD	1,998,684	CAD	2,199,000	Deutche Bank AG	7/23/14	(26,873)
USD	30,848,762	EUR	22,320,000	Barclays Bank PLC	7/23/14	424,482
USD	660,168	EUR	480,000	Barclays Bank PLC	7/23/14	5,883
USD	133,960	EUR	97,000	Goldman Sachs Bank USA	7/23/14	1,740
USD	436,641	EUR	321,000	Westpac Banking Corp.	7/23/14	(913)
USD	11,444,044	GBP	6,812,000	Barclays Bank PLC	7/23/14	30,156
USD	173,453	GBP	103,000	Goldman Sachs Bank USA	7/23/14	871
Total						$376,866

24	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	OTC interest rate swaptions purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	USD	3.25	Pay	3-month LIBOR	7/11/14	USD	500	$5,880
30-Year Interest Rate Swap	Barclays Bank PLC	Call	USD	3.25	Pay	3-month LIBOR	8/01/14	USD	500	7,634
Total										$13,514

•	OTC options purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	6	—

•	OTC credit default swaps – buy protection outstanding as of May 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	500	$(6,601)	$17,851	$(24,452)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	150	$7,808	$2,261	$5,547
MetLife, Inc.	1.00%	UBS AG	9/20/15	A-	USD	175	1,976	(3,309)	5,285
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	56	(14,088)	(9,747)	(4,341)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	27	(6,775)	(4,200)	(2,575)
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	C	USD	130	(32,621)	(19,008)	(13,613)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	C	USD	62	(15,480)	(5,949)	(9,531)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	541	(135,676)	(105,185)	(30,491)

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	25

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	OTC credit default swaps — sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	145	$(36,494)	$(24,526)	$(11,968)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	C	USD	278	(69,660)	(26,770)	(42,890)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	39	(11,018)	(6,548)	(4,470)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	39	(11,018)	(6,548)	(4,470)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	121	(34,405)	(19,487)	(14,918)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	30	(8,414)	(4,532)	(3,882)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	13	(3,800)	(2,008)	(1,792)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	13	(3,789)	(1,777)	(2,012)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	14	(4,122)	(1,976)	(2,146)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	C	USD	36	(10,331)	(4,493)	(5,838)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	22	(6,222)	(2,748)	(3,474)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	176	(50,191)	(29,826)	(20,365)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	176	(50,191)	(29,826)	(20,365)

26	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	OTC credit default swaps — sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	528	$(150,522)	$(85,256)	$(65,266)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	118	(33,655)	(18,125)	(15,530)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	C	USD	83	(23,633)	(12,019)	(11,614)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	270	(77,042)	(33,506)	(43,536)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	C	USD	77	(24,754)	(14,234)	(10,520)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	C	USD	150	(48,000)	(26,730)	(21,270)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	C	USD	70	(22,400)	(9,884)	(12,516)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	359	(114,768)	(65,994)	(48,774)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	690	(220,799)	(122,956)	(97,843)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	C	USD	357	(114,160)	(53,181)	(60,979)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	C	USD	402	(143,210)	(69,332)	(73,878)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	C	USD	784	(279,259)	(135,197)	(144,062)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	C	USD	13	(5,696)	(3,045)	(2,651)

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	27

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	OTC credit default swaps — sold protection outstanding as of May 31, 2014 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	C	USD	27	$(11,598)	$(6,292)	$(5,306)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	325	(139,118)	(70,958)	(68,160)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	226	(96,802)	(52,515)	(44,287)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	C	USD	423	(197,309)	(100,320)	(96,989)
Total							$(2,197,236)	$(1,185,746)	$(1,011,490)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

28	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,779,204	$725,625	$10,504,829
Common Stocks	$2,644,755	7,692,645	6,219,127	16,556,527
Corporate Bonds	—	455,563,639	15,216,645	470,780,284
Floating Rate Loan Interests	—	552,503,244	57,565,656	610,068,900
Non-Agency Mortgage-Backed Securities	—	1,727,047	—	1,727,047
Other Interests	495,904	27,203	3,294,087	3,817,194
Preferred Securities	2,208,212	—	—	2,208,212
Warrants	1,823,253	12,588	485,015	2,320,856
Short-Term Securities	3,764,594	—	—	3,764,594
Options Purchased
Interest Rate Contracts	—	13,514	—	13,514
Unfunded Loan Commitments	—	14,827	—	14,827
Liabilities:
Unfunded Loan Commitments	—	(5,341)	—	(5,341)

Total	$10,936,718	$1,027,328,570	$83,506,155	$1,121,771,443

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$10,832	—	$10,832
Foreign currency exchange contracts	—	463,132	—	463,132
Interest rate contracts	$6,323	—		6,323
Liabilities:
Credit contracts	—	(1,046,774)	—	(1,046,774)
Foreign currency exchange contracts	—	(86,266)	—	(86,266)

Total	$6,323	$(659,076)	—	$(652,753)

[1]   Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	29

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,503,599	—	—	$2,503,599
Cash pledged for financial futures contracts	89,000	—	—	89,000
Cash received as collateral for OTC derivatives	760,000	—	—	760,000
Foreign currency at value	241,067	—	—	241,067
Liabilities:
Bank borrowings payable	—	$(279,000,000)	—	(279,000,000)

Total	$3,593,666	$(279,000,000)	—	$(275,406,334)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2014	$4,390,667	$1,662,820	$14,491,919	$52,786,443	$3,658,586	$462,715	$77,453,150
Transfers into Level 3[1]	—	—	—	18,197,463	—	—	18,197,463
Transfers out of Level 3[2]	—	—	—	(11,206,690)	—	—	(11,206,690)
Accrued discounts/premiums	—	1,001	75,332	30,445	—	—	106,778
Net realized gain (loss)		27,648	(16,775,061)	79,128	—		(16,668,285)
Net change in unrealized appreciation/depreciation[3]	1,828,460	(28,669)	17,424,455	(314,305)	(109,903)	22,300	18,822,338
Purchases	—	—	—	7,127,432	—	—	7,127,432
Sales	—	(937,175)	—	(9,134,260)	(254,596)	—	(10,326,031)

Closing balance, as of May 31, 2014	$6,219,127	$725,625	$15,216,645	$57,565,656	$3,294,087	$485,015	$83,506,155

Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014[2]	$1,828,460	$(5,933)	$649,397	$(197,856)	$(109,903)	$22,300	$2,186,465

[1]

As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $18,197,463 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,206,690 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

30	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $57,166,940. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$423,989	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%
	4,732,635	Market Comparable Companies	Offshore Last 12 Months EBITDA Multiple[1]	6.75x
			Offshore Current Fiscal Year EBITDA Mulitple[1]	6.88x
			Onshore Last 12 Months EBITDA Mulitple[1]	5.13x
			Onshore Current Fiscal Year EBITDA Multiple[1]	4.75x
Corporate Bonds[3]	1,326,000	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
	13,890,643	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%
Floating Rate Loan Interests	2,186,933	Market Comparable Yield Analysis	Yield[2]	8.13%
Other Interests[4]	3,294,000	Market Comparable Companies	Tangible Book Value Multiple[1]	1.35x
Warrants	485,015	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%

Total	$26,339,215

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]   For the period ended May 31, 2014, the valuation technique for certain investments classified as corporate bonds changed to utilizing an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to these investments; therefore, the income approach is considered to be a more relevant measure of fair value for these investments.

[4] For the period ended May 31, 2014, the valuation technique for an investment classified as other interests changed to a market approach. The investment was previously valued utilizing an income approach. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2014	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2014